CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Restricted Stock - Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 27,356,964	$ 7,229,163	$ 25,392,913	$ 29,553,941	$ (158,548)	$ (99,809)	$ 89,274,624
Balance (in shares) at Dec. 31, 2009		7,229,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock		1,216,545	3,861,710				5,078,255
Issuance of Common Stock (in shares)		1,216,545
Forfeiture of Restricted Stock		(2,750)	(27,570)		30,320		0
Forfeiture of Restricted Stock (in shares)		(2,750)
Tax Loss on Restricted Stock			(55,966)				(55,966)
Amortization of Unearned Compensation					87,434		87,434
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(499,980)	(499,980)
Accretion of Fair Value of Warrant	148,946			(148,946)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income				474,216			474,216
Balance at Dec. 31, 2010	27,505,910	8,442,958	29,171,087	28,479,211	(40,794)	(599,789)	92,958,583
Balance (in shares) at Dec. 31, 2010		8,442,958
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Restricted Stock		(3,700)	(25,993)		29,693		0
Forfeiture of Restricted Stock (in shares)		(3,700)
Amortization of Unearned Compensation					11,101		11,101
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						2,509,531	2,509,531
Accretion of Fair Value of Warrant	156,566			(156,566)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income				2,533,595			2,533,595
Balance at Dec. 31, 2011	27,662,476	8,439,258	29,145,094	29,456,240	0	1,909,742	96,612,810
Balance (in shares) at Dec. 31, 2011		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(2,059,556)	(2,059,556)
Accretion of Fair Value of Warrant	164,577			(164,577)			0
Dividends on Preferred Shares				(1,435,385)			(1,435,385)
Net Income				2,641,298			2,641,298
Balance at Dec. 31, 2012	$ 27,827,053	$ 8,439,258	$ 29,145,094	$ 30,497,576	$ 0	$ (149,814)	$ 95,759,167
Balance (in shares) at Dec. 31, 2012		8,439,258